Cover	Nov. 05, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 05, 2020
Entity Registrant Name	CASTLIGHT HEALTH, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36330
Entity Tax Identification Number	26-1989091
Entity Address, Address Line One	150 Spear Street
Entity Address, Address Line Two	Suite 400
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	415
Local Phone Number	829-1400
Title of 12(b) Security	Class B Common Stock, par value $0.0001 per share
Trading Symbol	CSLT
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001433714